UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07692

Name of Registrant: Legg Mason Investors Trust, Inc.

Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 03/31/06

Date of reporting period: 09/30/2005

Item 1. Report to Shareholders.

Semi-Annual Report to Shareholders

To Our Shareholders,

   We are pleased to provide you with Legg Mason Investors Trust’s semi-annual report for American Leading Companies Trust, Balanced Trust, Financial Services Fund and U.S. Small-Capitalization Value Trust, for the six months ended September 30, 2005.

   Total returns for various periods ended September 30, 2005 are:

Total ReturnsA

	6 Months	1 Year

American Leading Companies Trust
Primary Class	+6.59%	+17.87%
Institutional Class	+7.12%	+19.08%
S&P 500 Stock Composite IndexB	+5.02%	+12.25%
Lipper Large-Cap Value Funds IndexB	+5.18%	+13.50%
Balanced Trust
Primary Class	+5.83%	+9.31%
Financial Intermediary Class	+6.13%	+9.82%
Institutional Class	+6.22%	+10.17%
Lehman Intermediate Government/ Credit Bond IndexB	+1.95%	+1.50%
Lipper Balanced Fund IndexB	+4.77%	+10.05%
Financial Services Fund
Primary Class	+7.57%	+12.19%
Financial Intermediary ClassC	+7.96%	+13.01%
Lipper Financial Services Fund IndexB	+5.43%	+9.67%
U.S. Small-Capitalization Value Trust
Primary Class	+5.48%	+15.02%
Institutional Class	+5.99%	+16.39%
Russell 2000 IndexB	+9.21%	+17.95%

   Long-term investment results for each of the Funds are shown in their respective Performance Information sections within this report. For more information about the differences between the Fund share classes included in this report, please contact your financial advisor.

A	Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

B	See Glossary of Index Definitions on page 87. It is not possible to invest in an index.

C	Financial Services Class A became the Financial Intermediary Class on July 31, 2004.

Semi-Annual Report to Shareholders

   Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial adviser will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting

President

November 13, 2005

Semi-Annual Report to Shareholders

Expense Example

American Leading Companies Trust

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2005, and held through September 30, 2005.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	4/1/05	9/30/05	4/1/05 to 9/30/05

Primary Class:
Actual	$1,000.00	$1,065.90	$9.74
Hypothetical (5% return before expenses)	1,000.00	1,015.64	9.50

Institutional Class:
Actual	$1,000.00	$1,071.20	$4.52
Hypothetical (5% return before expenses)	1,000.00	1,020.71	4.41

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 1.88% and 0.87% for the Primary Class and Institutional Class respectively, multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

American Leading Companies Trust

   The graphs on the following pages compare the Fund’s total returns to that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+17.87%	+17.87%
Five Years	+22.96%	+4.22%
Ten Years	+155.39%	+9.83%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended September 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+19.08%	+19.08%
Three Years	+77.12%	+20.99%
Life of Class*	+27.74%	+5.86%
* Inception date: June 14, 2001

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning May 31, 2001.

Semi-Annual Report to Shareholders

Portfolio Composition (As of September 30, 2005) B

(As a percentage of the portfolio)

Top Ten Holdings (As of September 30, 2005)

% of
Security	Net Assets

UnitedHealth Group Incorporated	5.4%
Sprint Nextel Corporation	5.0%
Altria Group, Inc.	4.1%
WellPoint Inc.	3.9%
Tyco International Ltd.	3.9%
J.P. Morgan Chase & Co.	3.5%
Citigroup Inc.	2.9%
Health Net Inc.	2.9%
Phelps Dodge Corporation	2.5%
Lloyds TSB Group plc	2.2%

B	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Semi-Annual Report to Shareholders

Performance Information — Continued

Selected Portfolio Performance C

Strongest performers for the 3rd quarter 2005D

1.	Phelps Dodge Corporation	+40.9%
2.	Amazon.com, Inc.	+36.9%
3.	Devon Energy Corporation	+35.6%
4.	Albertson’s, Inc.	+25.1%
5.	eBay Inc.	+24.8%
6.	Hewlett-Packard Company	+24.6%
7.	Health Net Inc.	+24.0%
8.	Caterpillar Inc.	+23.9%
9.	United States Steel Corporation	+23.5%
10.	Newmont Mining Corporation	+21.2%

Weakest performers for the 3rd quarter 2005D

1.	Expedia, Inc.	-17.2%	E
2.	The TJX Companies, Inc.	-15.7%
3.	Countrywide Financial Corporation	-14.2%
4.	Pfizer Inc.	-8.8%
5.	Wal-Mart Stores, Inc.	-8.8%
6.	Liberty Media Corporation	-7.1%
7.	Bank of America Corporation	-6.6%
8.	Deere & Company	-6.1%
9.	Alcoa Inc.	-6.1%
10.	Lockheed Martin Corporation	-5.5%

Portfolio Changes

Securities added during the 3rd quarter 2005	Securities sold during the 3rd quarter 2005

Eastman Kodak Company Exxon Mobil Corporation	Fannie Mae Merck & Co. Inc.

C	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

D	Securities held for the entire quarter.

E	Acquired as the result of a spinoff from IAC/Inter Active Corp. Performance is for the period 7/20/05 - 9/30/05.

Semi-Annual Report to Shareholders

Portfolio of Investments

American Leading Companies Trust

September 30, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 99.2%
Consumer Discretionary — 15.6%
Household Durables — 0.2%
Koninklijke (Royal) Philips Electronics N.V. – ADR	63	$1,681

Internet and Catalog Retail — 6.5%
Amazon.com, Inc.	300	13,590	A
eBay Inc.	350	14,420	A’
Expedia, Inc.	425	8,419	A
IAC/InterActiveCorp	425	10,774	A

		47,203

Leisure Equipment and Products — 1.0%
Eastman Kodak Company	300	7,299

Media — 5.3%
Liberty Media Corporation	1,440	11,592	A
The DIRECTV Group, Inc.	900	13,482	A
Time Warner Inc.	708	12,822

		37,896

Specialty Retail — 2.6%
The Home Depot, Inc.	150	5,721
The TJX Companies, Inc.	630	12,902

		18,623

Consumer Staples — 7.3%
Beverages — 0.9%
The Pepsi Bottling Group, Inc.	225	6,424

Food and Staples Retailing — 1.8%
Albertson’s, Inc.	465	11,927
Wal-Mart Stores, Inc.	35	1,534

		13,461

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

American Leading Companies Trust — Continued

	Shares/Par	Value

Consumer Staples — Continued
Food Products — 0.3%
Sara Lee Corporation	122	$2,312

Household Products — 0.2%
Kimberly-Clark Corporation	25	1,488

Tobacco — 4.1%
Altria Group, Inc.	400	29,484

Energy — 5.7%
Energy Equipment and Services — 1.4%
Baker Hughes Incorporated	36	2,149
Transocean Inc.	128	7,817	A

		9,966

Oil Gas and Consumable Fuels — 4.3%
Anadarko Petroleum Corporation	67	6,415
Apache Corporation	97	7,296
Devon Energy Corporation	208	14,243
Exxon Mobil Corporation	30	1,906
Royal Dutch Shell PLC	24	1,576

		31,436

Financials — 19.3%
Capital Markets — 1.1%
Merrill Lynch & Co., Inc.	70	4,294
Morgan Stanley	70	3,776

		8,070

Commercial Banks — 4.2%
Bank of America Corporation	343	14,457
Lloyds TSB Group plc	1,950	16,057

		30,514

Semi-Annual Report to Shareholders

	Shares/Par	Value

Financials — Continued
Diversified Financial Services — 6.5%
Citigroup Inc.	465	$21,167
J.P. Morgan Chase & Co.	752	25,515

		46,682

Insurance — 4.1%
American International Group, Inc.	250	15,490
The St. Paul Travelers Companies, Inc.	318	14,269

		29,759

Thrifts and Mortgage Finance — 3.4%
Countrywide Financial Corporation	250	8,245
MGIC Investment Corporation	75	4,815
Washington Mutual, Inc.	300	11,766

		24,826

Health Care — 15.6%
Health Care Providers and Services — 12.2%
Health Net Inc.	440	20,821	A
UnitedHealth Group Incorporated	700	39,340
WellPoint Inc.	374	28,356	A

		88,517

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Company	425	10,226
Johnson & Johnson	118	7,467
Pfizer Inc.	260	6,492

		24,185

Industrials — 9.9%
Aerospace and Defense — 3.5%
General Dynamics Corporation	108	12,911
Lockheed Martin Corporation	200	12,208

		25,119

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

American Leading Companies Trust — Continued

	Shares/Par	Value

Industrials — Continued
Industrial Conglomerates — 5.4%
General Electric Company	340	$11,448
Tyco International Ltd.	1,000	27,850

		39,298

Machinery — 1.0%
Caterpillar Inc.	60	3,525
Deere & Company	60	3,672

		7,197

Information Technology — 11.2%
Communications Equipment — 2.0%
Nokia Oyj — ADR	875	14,796

Computers and Peripherals — 2.9%
Hewlett-Packard Company	300	8,760
International Business Machines Corporation	152	12,193

		20,953

Semiconductors and Semiconductor Equipment — 3.4%
Applied Materials, Inc.	550	9,328
Intel Corporation	350	8,628
Texas Instruments Incorporated	200	6,780

		24,736

Software — 2.9%
Microsoft Corporation	405	10,421
Symantec Corporation	450	10,197	A

		20,618

Materials — 7.4%
Metals and Mining — 7.4%
Alcoa Inc.	410	10,012
Newmont Mining Corporation	340	16,038
Phelps Dodge Corporation	138	17,930
United States Steel Corporation	230	9,741

		53,721

Semi-Annual Report to Shareholders

	Shares/Par	Value

Telecommunication Services — 6.6%
Wireless Telecommunication Services — 6.6%
ALLTEL Corporation	180	$11,720
Sprint Nextel Corporation	1,521	36,169

		47,889

Utilities — 0.6%
Independent Power Producers and Energy Traders — 0.6%
Duke Energy Corporation	140	4,084

Total Common Stock and Equity Interests (Identified Cost — $463,286)		718,237

Repurchase Agreements — 0.6%
Bank of America
3.78%, dated 9/30/05, to be repurchased at $2,149 on 10/3/05 (Collateral: $2,270 Freddie Mac notes, 4%, due 6/12/13, value $2,194)	$2,148	2,148

Goldman Sachs & Company
3.71%, dated 9/30/05, to be repurchased at $2,149 on 10/3/05 (Collateral: $2,142 Fannie Mae notes, 6%, due 4/1/35, value $2,193)	2,148	2,148

Total Repurchase Agreements (Identified Cost — $4,296)		4,296

Total Investments — 99.8% (Identified Cost — $467,582)		722,533
Other Assets Less Liabilities — 0.2%		1,136

Net Assets — 100%		$723,669

A	Non-income producing.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

American Leading Companies Trust

September 30, 2005 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $463,286)		$718,237
Short-term securities at value (Identified Cost – $4,296)		4,296
Receivable for fund shares sold		617
Receivable for securities sold		8,805
Dividend and interest receivable		1,127
Foreign tax reclaims receivable		2
Other Assets		7

Total assets		733,091

Liabilities:
Payable for fund shares repurchased	$910
Payable for securities purchased	7,370
Accrued management fee	443
Accrued distribution and service fees	560
Accrued expenses	139

Total liabilities		9,422

Net Assets		$723,669

Net assets consist of:

Accumulated paid-in capital applicable to:
29,408 Primary Class shares outstanding		$430,019
1,623 Institutional Class shares outstanding		32,534
Accumulated net investment loss		(550)
Undistributed net realized gain on investments		6,723
Unrealized appreciation of investments		254,943

Net Assets		$723,669

Net Asset Value Per Share:
Primary Class		$23.29

Institutional Class		$23.93

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

American Leading Companies Trust

For the Six Months Ended September 30, 2005 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends	$5,689	A
Interest	218

Total income			$5,907

Expenses:
Management fees	2,634
Distribution and service fees
Primary Class	3,363
Audit and legal fees	29
Custodian fees	59
Directors’ fees and expenses	22
Registration fees	23
Reports to shareholders	63

Transfer agent and shareholder servicing expense:
Primary Class	209
Institutional Class	7
Other expenses	32

Total expenses			6,441

Net Investment Income			(534)

Net Realized and Unrealized Gain on Investments:
Realized gain on investments	16,135	B
Change in unrealized appreciation of investments	29,590

Net Realized and Unrealized Gain on Investments			45,725

Change in Net Assets Resulting From Operations			$45,191

A	Net of foreign taxes withheld of $64.

B	See Note 1, Commission Recapture, in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

American Leading Companies Trust

(Amounts in Thousands)

	For the	For the
	Six Months	Year
	Ended	Ended
	9/30/05	3/31/05

	(Unaudited)

Change in Net Assets:
Net investment income/(loss)	$(534)	$143
Net realized gain on investments	16,135	31,042
Change in unrealized appreciation of investments	29,590	29,389

Change in net assets resulting from operations	45,191	60,574

Distributions to shareholders:

From net investment income:
Primary Class	—	(214)
Institutional Class	—	(176)

Change in net assets from Fund share transactions:
Primary Class	(12,347)	10,335
Institutional Class	15,420	2,595

Change in net assets	48,264	73,114

Net Assets:
Beginning of period	675,405	602,291

End of period	$723,669	$675,405

Undistributed net investment loss	$(550)	$(16)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

American Leading Companies Trust

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended		Years Ended March 31,
	September 30,
	2005		2005		2004		2003	2002	2001

	(Unaudited
Net asset value, beginning of period	$21.85		$19.85		$14.54		$18.13	$18.28	$18.69

Investment operations:
Net investment income/(loss)	(.02)		—	A	.01		(.01)	(.08)	(.13)
Net realized and unrealized gain/(loss) on investments	1.46		2.01		5.30		(3.58)	(.07)	(.17)

Total from investment operations	1.44		2.01		5.31		(3.59)	(.15)	(.30)

Distributions:
From net investment income	—		(.01)		—	B	—	—	—
From net realized gain on investments	—		—		—		—	—	(.11)

Total distributions	—		(.01)		—		—	—	(.11)

Net asset value, end of period	$23.29		$21.85		$19.85		$14.54	$18.13	$18.28

Ratios/supplemental data:
Total return	6.59	%C	10.12%		36.54%		(19.80)%	(.82)%	(1.65)%
Expenses to average net assets	1.88	%D	1.88%		1.90%		1.92%	1.93%	1.95%
Net investment income/(loss) to average net assets	(.20	)%D	(.01)%		.05%		(.05)%	(.47)%	(.65)%
Portfolio turnover rate	7.5	%C	19.4%		19.6%		19.0%	22.7%	31.0%
Net assets, end of period (in thousands)	$684,825		$654,019		$585,295		$410,331	$551,061	$272,150

A	$(.001) per share.

B	$(.003) per share.

C	Not annualized.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights — Continued

Institutional Class:

	Six Months
	Ended		Years Ended March 31,
	September 30,
	2005		2005	2004	2003	2002E

	(Unaudited
Net asset value, beginning of period	$22.34		$20.28	$14.83	$18.27	$19.08

Investment operations:
Net investment income	.06		.21	.20	.15	.09
Net realized and unrealized gain/(loss) on investments	1.53		2.06	5.42	(3.59)	(.90)

Total from investment operations	1.59		2.27	5.62	(3.44)	(.81)

Distributions:
From net investment income	—		(.21)	(.17)	—	—

Total distributions	—		(.21)	(.17)	—	—

Net asset value, end of period	$23.93		$22.34	$20.28	$14.83	$18.27

Ratios/supplemental data:
Total return	7.12	%C	11.21%	37.96%	(18.83)%	(4.25	)%C
Expenses to average net assets	.87	%D	.90%	.85%	.87%	.87	%D
Net investment income to average net assets	.83	%D	.99%	1.14%	1.02%	.62	%D
Portfolio turnover rate	7.5	%C	19.4%	19.6%	19.0%	22.7%
Net assets, end of period (in thousands)	$38,844		$21,386	$16,996	$8,729	$9,649

E	For the period June 14, 2001 (re-commencement of operations) to March 31, 2002.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Balanced Trust

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary and Financial Intermediary Class shares, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2005, and held through September 30, 2005.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	4/1/05	9/30/05	4/1/05 to 9/30/05

Primary Class
Actual	$1,000.00	$1,058.30	$9.55
Hypothetical (5% return before expenses)	1,000.00	1,015.79	9.35
Financial Intermediary Class
Actual	$1,000.00	$1,061.30	$6.98
Hypothetical (5% return before expenses)	1,000.00	1,018.30	6.83
Institutional Class
Actual	$1,000.00	$1,062.20	$5.69
Hypothetical (5% return before expenses)	1,000.00	1,019.55	5.57

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 1.85%, 1.35% and 1.10% for the Primary Class, Financial Intermediary Class and Institutional Class respectively, multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Balanced Trust

   The graphs on the following pages compare the Fund’s total returns to that of two closely matched broad-based securities market indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in each of the Financial Intermediary or Institutional Classes, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing each securities market index do not include any transaction costs associated with buying and selling securities in the indices or other administrative expenses. Both the Fund’s results and the indices’ results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+9.31%	+9.31%
Five Years	+10.08%	+1.94%
Life of Class*	+46.58%	+4.34%
* Inception date: October 1, 1996

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning September 30, 1996.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Financial Intermediary Class

Periods Ended September 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+9.82%	+9.82%
Three Years	+35.53%	+10.67%
Life of Class*	+17.90%	+3.69%
* Inception date: March 16, 2001

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning March 31, 2001.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended September 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+10.17%	+10.17%
Three Years	+36.56%	+10.95%
Life of Class*	+19.29%	+3.96%
* Inception date: March 16, 2001

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning March 31, 2001.

Semi-Annual Report to Shareholders

Performance Information — Continued

Portfolio Composition (As of September 30, 2005) C

(As a percentage of the portfolio)

Top Ten Holdings (As of September 30, 2005)

% of
Security	Net Assets

Questar Corporation	2.9%
United States Treasury Notes, 3.25%, due 8/15/07	2.7%
Target Corporation	2.3%
PepsiCo, Inc.	2.2%
Schlumberger Limited	2.1%
IVAX Corporation	2.0%
United States Treasury Notes, 3.50%, due 11/15/09	2.0%
Citigroup Inc.	1.9%
General Electric Company	1.8%
ChevronTexaco Corporation	1.8%

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Semi-Annual Report to Shareholders

Selected Portfolio Performance D

Strongest performers for the 3rd quarter 2005E

1.	EnCana Corp.	+47.5%
2.	National-Oilwell Varco Inc.	+38.4%
3.	Rio Tinto PLC	+36.2%
4.	Questar Corporation	+34.1%
5.	Norfolk Southern Corporation	+31.5%
6.	Kyphon Inc.	+26.3%
7.	MedImmune, Inc.	+25.9%
8.	IVAX Corporation	+22.6%
9.	Texas Instruments Incorporated	+20.9%
10.	McDonald’s Corporation	+20.7%

	Weakest performers for the 3rd quarter 2005E

1.	Fannie Mae	-22.9%
2.	Dell Inc.	-13.3%
3.	SYSCO Corporation	-13.3%
4.	Abbott Laboratories	-13.0%
5.	Wal-Mart Stores, Inc.	-8.8%
6.	STERIS Corporation	-7.5%
7.	Cisco Systems, Inc.	-6.1%
8.	Oracle Corporation	-6.1%
9.	Intel Corporation	-5.0%
10.	Target Corporation	-4.4%

Portfolio Changes

Securities added during the 3rd quarter 2005	Securities sold during the 3rd quarter 2005

Avon Products, Inc. Capital One Financial Corporation Fannie Mae, 3.25%, 2/15/2009 Ginnie Mae, 5.50%, 6/15/2035 International Business Machines Corporation	Anheuser-Busch Companies, Inc.
Equity Office Properties Trust
Principal Financial Group, Inc.
United States Treasury Notes,
3.625%, 05/15/13
United States Treasury Notes,
2.625%, 11/15/06
United States Treasury Securities,
STRIPS, 5/15/07

D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

E	Securities held for the entire quarter.

Semi-Annual Report to Shareholders

Portfolio of Investments

Balanced Trust

September 30, 2005 (Unaudited)
(Amounts in Thousands)

	Par/Shares	Value

Common Stocks and Equity Interests — 60.9%
Consumer Discretionary — 5.7%
Hotels, Restaurants and Leisure — 1.6%
McDonald’s Corporation	29	$971

Media — 0.7%
The Walt Disney Company	16	386

Multi-Line Retail — 2.3%
Target Corporation	26	1,350

Specialty Retail — 1.1%
Lowe’s Companies, Inc.	10	644

Consumer Staples — 5.5%
Beverages — 2.2%
PepsiCo, Inc.	23	1,304

Food and Staples Retailing — 1.5%
SYSCO Corporation	10	314
Wal-Mart Stores, Inc.	13	570

		884

Household Products — 1.2%
Kimberly-Clark Corporation	12	714

Personal Products — 0.6%
Avon Products, Inc.	12	324

Energy — 9.7%
Energy Equipment and Services — 5.2%
Nabors Industries, Ltd.	14	998	A

Semi-Annual Report to Shareholders

	Par/Shares	Value

Energy — Continued
Energy Equipment and Services — Continued
National-Oilwell Varco Inc.	14	$895	A
Schlumberger Limited	14	1,207

		3,100

Oil, Gas & Consumable Fuels — 4.5%
BP plc – ADR	11	765
ChevronTexaco Corporation	17	1,075
EnCana Corp.	14	793

		2,633

Financials — 7.5%
Diversified Financial Services — 2.9%
Capital One Financial Corporation	8	597
Citigroup Inc.	25	1,138

		1,735

Insurance — 1.2%
Lincoln National Corporation	14	728

Thrifts and Mortgage Finance — 3.4%
Fannie Mae	22	981
The PMI Group, Inc.	25	1,001

		1,982

Health Care — 10.1%
Biotechnology — 3.2%
MedImmune, Inc.	30	1,009	A
Medtronic, Inc.	16	858

		1,867

Health Care Equipment and Supplies — 2.6%
Biomet, Inc.	22	764
Kyphon Inc.	10	439	A
STERIS Corporation	15	357

		1,560

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Balanced Trust — Continued

	Par/Shares	Value

Health Care — Continued
Pharmaceuticals — 4.3%
Abbott Laboratories	12	$509
IVAX Corporation	45	1,186	A
Johnson & Johnson	13	823

		2,518

Industrials — 7.4%
Aerospace and Defense — 1.6%
L-3 Communications Holdings, Inc.	12	949

Industrial Conglomerates — 1.8%
General Electric Company	32	1,078

Machinery — 1.1%
Dover Corporation	16	632

Road and Rail — 2.9%
Kansas City Southern	44	1,026	A
Norfolk Southern Corporation	17	689

		1,715

Information Technology — 8.9%
Communications Equipment — 2.7%
Cisco Systems, Inc.	38	681	A
Nokia Oyj – ADR	34	575
Vodafone Group Plc	13	338

		1,594

Computers and Peripherals — 1.6%
Dell Inc.	10	342	A
International Business Machines Corporation	8	610

		952

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par/Shares	Value

Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials, Inc.			36	$607
Intel Corporation			29	715
Texas Instruments Incorporated			23	780

				2,102

Software — 1.0%
Oracle Corporation			50	619	A

Materials — 3.2%
Chemicals — 1.6%
Praxair, Inc.			20	958

Metals and Mining — 1.6%
Rio Tinto PLC			6	904

Utilities — 2.9%
Gas Utilities — 2.9%
Questar Corporation			20	1,727

Total Common Stocks and Equity Interests (Identified Cost — $28,004)				35,930

Corporate Bonds and Notes — 15.4%
Aerospace and Defense — 0.8%
General Dynamics Corporation	4.500%	8/15/10	$500	497

Capital Markets — 0.8%
Merrill Lynch & Co., Inc.	3.700%	4/21/08	500	489

Commercial Banks — 0.6%
Bank of America Corporation	5.125%	11/15/14	330	334

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Balanced Trust — Continued

		Maturity
	Rate	Date	Par/Shares	Value

Computers and Peripherals — 0.9%
International Business Machines Corporation	3.800%	2/1/08	$550	$541

Diversified Financial Services — 1.7%
Citigroup Inc.	3.500%	2/1/08	500	488
J.P. Morgan Chase & Co.	3.125%	12/11/06	500	491

				979

Finance — 4.4%
American Express Credit Corporation	3.000%	5/16/08	575	554
Caterpillar Financial Services Corporation	4.300%	6/1/10	500	493
Ford Motor Credit Company	6.875%	2/1/06	550	552
John Deere Capital Corporation	3.900%	1/15/08	500	492
SLM Corporation	4.650%	1/31/14	500	497	B

				2,588

Food and Staples Retailing — 3.0%
Kroger Company	6.750%	4/15/12	700	752
Safeway Inc.	4.800%	7/16/07	525	524
Wal-Mart Stores, Inc.	4.550%	5/1/13	475	468

				1,744

Oil and Gas — 0.5%
Pacific Gas and Electric Company	4.200%	3/1/11	325	313

Pharmaceuticals — 1.4%
Abbott Laboratories	3.750%	3/15/11	500	477
IVAX Corporation	4.500%	5/15/08	350	350	C

				827

Road and Rail — 1.3%
Union Pacific Corporation	6.625%	2/1/08	750	781

Total Corporate Bonds and Notes (Identified Cost — $9,128)				9,093

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par/Shares	Value

U.S. Government and Agency Obligations — 20.5%
Inflation-Indexed Securities — 1.0%
United States Treasury Inflation-Protected Security	2.000%	1/15/14	$582	$594	D

Stripped Securities — 0.8%
United States Treasury STRIPS	0.000%	5/15/13	625	450	E

Fixed Rate Securities — 18.7%
Fannie Mae	3.250%	2/15/09	750	722
Fannie Mae	3.875%	2/15/10	750	731
Fannie Mae	4.625%	10/15/14	300	300
Fannie Mae	5.000%	7/1/18	670	668
Fannie Mae	5.500%	10/1/34	1,063	1,063
Federal Farm Credit Bank	1.875%	1/16/07	500	485
Federal Farm Credit Bank	3.750%	4/9/10	475	460
Freddie Mac	3.160%	5/7/07	675	663
Freddie Mac	4.500%	11/15/12	650	645
United States Treasury Notes	3.250%	8/15/07	1,600	1,574
United States Treasury Notes	3.375%	11/15/08	1,000	976
United States Treasury Notes	3.625%	7/15/09	1,000	980
United States Treasury Notes	3.500%	11/15/09	1,200	1,168
United States Treasury Notes	4.000%	2/15/14	650	635

				11,070

Total U.S. Government and Agency Obligations (Identified Cost — $12,327)				12,114

U.S. Government Agency Mortgage-Backed Securities — 2.7%
Fixed Rate Securities — 2.7%
Government National Mortgage Association	5.500%	6/15/34 to
		6/15/35	696	702
Government National Mortgage Association	6.000%	1/15/29 to
		1/15/34	592	607

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Balanced Trust — Continued

		Maturity
	Rate	Date	Par/Shares	Value

Fixed Rate Securities — Continued
Government National Mortgage Association	7.000%	2/15/28 to
		12/15/31	$240	$252

Total U.S. Government Agency Mortgage- Backed Securities (Identified Cost — $1,539)				1,561

Repurchase Agreements — 0.2%
Bank of America 3.78%, dated 9/30/05, to be repurchased at $137 on 10/3/05 (Collateral: $145 Freddie Mac notes, 4%, due 6/12/13, value $140)	3.780%	10/3/05	137	137
Total Repurchase Agreement (Identified Cost — $137)

Total Investments — 99.7% (Identified Cost — $51,135)				58,835
Other Assets Less Liabilities — 0.3%				180

Net Assets — 100.0%				$59,015

A	Non-income producing.

B	Indexed security — The rates of interest earned on these securities are tied to the Consumer Price Index (“CPI”) or to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of September 30, 2005.

C	Convertible Security — Security may be converted into issuer’s common stock.

D	U.S. Treasury Inflation-Protected Security — Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

E	STRIPS — Separate Trading of Registered Interest and Principal of Securities. This is a pre-stripped zero coupon bond that is a direct obligation of the U.S. Treasury.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Balanced Trust

September 30, 2005 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $50,998)		$58,698
Short-term securities at value (Identified Cost – $137)		137
Receivable for fund shares sold		76
Dividends and interest receivable		230

		59,141

Liabilities:
Payable for Fund shares repurchased	$40
Accrued management fee	32
Accrued distribution and service fees	25
Accrued expenses	29

		126

Net Assets		$59,015

Net assets consist of:

Accumulated paid-in-capital applicable to:
3,170 Primary Class shares outstanding		$35,246
1,861 Financial Intermediary Class shares outstanding		12,634
101 Institutional Class shares outstanding		1,653
Undistributed net investment income		99
Undistributed net realized gain on investments		1,683
Unrealized appreciation of investments		7,700

Net Assets		$59,015

Net Asset Value Per Share:
Primary Class		$11.51

Financial Intermediary Class		$11.49

Institutional Class		$11.48

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Balanced Trust

For the Six Months Ended September 30, 2005 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends	$238	A
Interest	495

Total income			$733

Expenses:
Management fee	226

Distribution and service fees:
Primary Class	141
Financial Intermediary Class	27
Audit and legal fees	21
Custodian fees	21
Directors’ fees and expenses	10
Registration fees	25
Reports to shareholders	28

Transfer agent and shareholder servicing expense:
Primary Class	28
Financial Intermediary Class	10
Institutional Class	—	B
Other expenses	10

	547
Less: Compensating balance credits	—	B
Fees waived	(47)

Total expenses, net of compensating balance
credits and fee waivers			500

Net Investment Income			233

Net Realized and Unrealized Gain on Investments:
Realized gain on investments	1,685
Change in unrealized appreciation of investments	1,550

Net Realized and Unrealized Gain on Investments			3,235

Change in Net Assets Resulting From Operations			$3,468

A	Net foreign taxes withheld of $4.

B	Amounts less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Balanced Trust

(Amounts in Thousands)

	For the	For the
	Six Months	Year
	Ended	Ended
	9/30/05	3/31/05

	(Unaudited)

Change in Net Assets:
Net investment income	$233	$529
Net realized gain on investments	1,685	3,731
Change in unrealized appreciation/(depreciation) of investments	1,550	(1,815)

Change in net assets resulting from operations	3,468	2,445

Distributions to shareholders:

From net investment income:
Primary Class	(202)	(274)
Financial Intermediary Class	(177)	(289)
Institutional Class	(8)	(9)

From net realized gain on investments:
Primary Class	(736)	(709)
Financial Intermediary Class	(432)	(392)
Institutional Class	(13)	(10)

Change in net assets from Fund share transactions:
Primary Class	(2,295)	(1,846)
Financial Intermediary Class	(1,014)	(361)
Institutional Class	499	123

Change in net assets	(910)	(1,322)

Net Assets:
Beginning of period	59,925	61,247

End of period	$59,015	$59,925

Undistributed net investment income	$99	$253

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Balanced Trust

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended		Years Ended March 31,
	September 30,
	2005		2005		2004		2003		2002		2001

	(Unaudited)
Net asset value, beginning of period	$11.15		$10.99		$9.36		$10.97		$11.64		$12.20

Investment operations:
Net investment income	.04A		.08A		.10A		.13A		.11 A,B		.17A
Net realized and unrealized gain/(loss) on investments	.60		.37		1.66		(1.57)		.02B		(.61)

Total from investment operations	.64		.45		1.76		(1.44)		.13		(.44)

Distributions:
From net investment income	(.06)		(.08)		(.13)		(.10)		(.11)		(.12)
From net realized gain on investments	(.22)		(.21)		—		(.07)		(.69)		—

Total distributions	(.28)		(.29)		(.13)		(.17)		(.80)		(.12)

Net asset value, end of period	$11.51		$11.15		$10.99		$9.36		$10.97		$11.64

Ratios/supplemental data:
Total return	5.83	%C	4.02%		19.03%		(13.20)%		.89%		(3.68)%
Expenses to average net assets	1.85	%A,D	1.85	%A	1.85	%A	1.85	%A	1.85	%A	1.85	%A
Net investment income to average net assets	.58	%A,D	.70	%A	.94	%A	1.37	%A	1.04	%A,B	1.38	%A
Portfolio turnover rate	14.0	%C	42.4%		42.1%		29.5%		55.4%		58.4%
Net assets, end of period (in thousands)	$36,481		$37,602		$38,936		$32,914		$36,308		$35,971

A	Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.85% of average daily net assets through August 1, 2006. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended September 30, 2005, 2.03% and for the years ended March 31, 2005, 2.02%; 2004,1.96%; 2003, 2.03%; 2002, 2.02%; and 2001, 2.00%.

B	As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. The effect of this adoption for the year ended March 31, 2002, was an increase in the Fund’s net investment income per share of $0.01, a decrease in net realized and unrealized gain/ (loss) per share of $0.01, and an increase in the ratio of net investment income from 0.96% to 1.04%. Per share data and ratios for periods prior to April 1, 2001, have not been restated to reflect this change in accounting.

C	Not annualized.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	Six Months
	Ended		Years Ended March 31,
	September 30,
	2005		2005		2004		2003		2002		2001E

	(Unaudited)
Net asset value, beginning of period	$11.13		$11.00		$9.37		$10.96		$11.64		$11.58

Investment operations:
Net investment income	.06F		.13F		.15F		.20F		.17 F,G		N.M. F
Net realized and unrealized gain/(loss) on investments	.61		.36		1.66		(1.58)		.01E		.06

Total from investment operations	.67		.49		1.81		(1.38)		.18		.06

Distributions:
From net investment income	(.09)		(.15)		(.18)		(.14)		(.17)		—
From net realized gain on investments	(.22)		(.21)		—		(.07)		(.69)		—

Total distributions	(.31)		(.36)		(.18)		(.21)		(.86)		—

Net asset value, end of period	$11.49		$11.13		$11.00		$9.37		$10.96		$11.64

Ratios/supplemental data:
Total return	6.13	%C	4.53%		19.52%		(12.72)%		1.35%		.52	%C
Expenses to average net assets	1.35	%D,F	1.35	%F	1.35	%F	1.35	%F	1.35	%F	1.35	%D,F
Net investment income to average net assets	1.08	%D,F	1.21	%F	1.46	%F	1.88	%F	1.55	%F,G	.27	%D,F
Portfolio turnover rate	14.0	%C	42.4%		42.1%		29.5%		55.4%		58.4%
Net assets, end of period (in thousands)	$21,375		$21,695		$21,812		$20,182		$26,463		$30,976

E	For the period from March 16, 2001 (commencement of operations) to March 31, 2001.

F	Net of fees waived by the adviser pursuant to a voluntary expense limitation of 1.35% of average daily net assets through August 1, 2006. If no fees had been waived by the adviser, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended September 30, 2005, 1.47%, and for the years ended March 31, 2005, 1.47%; 2004, 1.44%; 2003, 1.46%; 2002, 1.48%; and for the period ended March 31, 2001, 1.45%.

G	As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. The effect of this adoption for the year ended March 31, 2002, was an increase in the Fund’s net investment income per share of $0.01, a decrease in net realized and unrealized gain/(loss) per share of $0.01, and an increase in the ratio of net investment income from 1.47% to 1.55%. Per share data and ratios for periods prior to April 1, 2001, have not been restated to reflect this change in accounting.

N.M. — Not Meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights — Continued

Institutional Class:

	Six Months
	Ended		Years Ended March 31,
	September 30,
	2005		2005		2004		2003		2002		2001E

	(Unaudited)
Net asset value, beginning of period	$11.13		$11.01		$9.38		$10.98		$11.64		$11.58

Investment operations:
Net investment income	.09	H	.17	H	.17	H	.22	H	.19	H,I	N.M.	H
Net realized and unrealized gain/(loss) on investments	.59		.36		1.68		(1.59)		.03	I	.06

Total from investment operations	.68		.53		1.85		(1.37)		.22		.06

Distributions:
From net investment income	(.11)		(.20)		(.22)		(.16)		(.19)		—
From net realized gain on investments	(.22)		(.21)		—		(.07)		(.69)		—

Total distributions	(.33)		(.41)		(.22)		(.23)		(.88)		—

Net asset value, end of period	$11.48		$11.13		$11.01		$9.38		$10.98		$11.64

Ratios/supplemental data:
Total return	6.22	%C	4.86%		19.87%		(12.58)%		1.68%		.52	%C
Expenses to average net assets	1.10	%D,H	1.10	%H	1.10	%H	1.10	%H	1.10	%H	1.10	%D,H
Net investment income to average net assets	1.33	%D,H	1.47	%H	1.68	%H	2.14	%H	1.79	%H,I	.52	%D,H
Portfolio turnover rate	14.0	%C	42.4%		42.1%		29.5%		55.4%		58.4%
Net assets, end of period (in thousands)	$1,159		$628		$499		$341		$391		$325

H	Net of fees waived by the adviser pursuant to a voluntary expense limitation of 1.10% of average daily net assets through August 1, 2006. If no fees had been waived by the adviser, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended September 30, 2005, 1.18%, and for the years ended March 31, 2005, 1.17%; 2004, 1.12%; 2003, 1.17%; 2002, 1.21%; and for the period ended March 31, 2001, 1.16%.

I	As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. The effect of this adoption for the year ended March 31, 2002, was an increase in net investment income per share of $0.01, a decrease in net realized and unrealized gain/(loss) per share of $0.01, and an increase in the ratio of net investment income from 1.71% to 1.79%. Per share data and ratios for periods prior to April 1, 2001, have not been restated to reflect this change in accounting.

N.M. — Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Financial Services Fund

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary and Financial Intermediary Class shares, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2005, and held through September 30, 2005.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	4/1/05	9/30/05	4/1/05 to 9/30/05

Primary Class:
Actual	$1,000.00	$1,075.70	$11.71
Hypothetical (5% return before expenses)	1,000.00	1,013.79	11.36

Financial Intermediary Class:
Actual	$1,000.00	$1,079.60	$7.82
Hypothetical (5% return before expenses)	1,000.00	1,017.55	7.59

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 2.25% and 1.50% for the Primary Class and Financial Intermediary Class respectively, multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Financial Services Fund

   The graphs on the following pages compare the Fund’s total returns to that of two closely matched broad-based securities market indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Financial Intermediary Class, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing each securities market index do not include any transaction costs associated with buying and selling securities in the indices or other administrative expenses. Both the Fund’s results and the indices’ results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+12.19%	+12.19%
Five Years	+66.04%	+10.67%
Life of Class*	+80.65%	+8.99%
* Inception date: November 16, 1998

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning October 31, 1998.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Financial Intermediary ClassB

Periods Ended September 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+13.01%	+13.01%
Five Years	+72.33%	+11.50%
Life of Class*	+90.25%	+9.81%
* Inception date: November 16, 1998

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	On July 31, 2004, Class A shares of the Fund were renamed Financial Intermediary Class shares. Class A shares were subject to a maximum initial sales charge of 4.75%. The Financial Intermediary Class does not have an initial sales charge. The returns shown do not reflect the imposition of an initial sales charge.

C	Index returns are for periods beginning October 31, 1998.

Semi-Annual Report to Shareholders

Portfolio Composition (As of September 30, 2005)D

(As a percentage of the portfolio)

Top Ten Holdings (As of September 30, 2005)

% of
Security	Net Assets

Glacier Bancorp, Inc.	2.9%
EnCana Corp.	2.8%
Commerce Bancshares, Inc.	2.7%
North Fork Bancorporation, Inc.	2.6%
First Capital Bancorp, Inc.	2.6%
RLI Corp.	2.5%
Fiserv, Inc.	2.5%
StanCorp Financial Group, Inc.	2.5%
Brown & Brown, Inc.	2.3%
Cullen/Frost Bankers, Inc.	2.2%

D	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Semi-Annual Report to Shareholders

Performance Information — Continued

Selected Portfolio PerformanceE

Strongest performers for the 3rd quarter 2005F

1.	EnCana Corp.	+47.5%
2.	AmerUs Group Co.	+19.4%
3.	Glacier Bancorp, Inc.	+18.8%
4.	AmericanWest Bancorporation	+15.9%
5.	Fidelity Bankshares Inc.	+15.5%
6.	First State Financial Corporation	+14.4%
7.	Lincoln National Corporation	+11.7%
8.	Brown & Brown, Inc.	+10.8%
9.	Community Capital Bankshares, Inc.	+10.5%
10.	First State Bancorporation	+10.2%

	Weakest performers for the 3rd quarter 2005F

1.	GB & T Bancshares, Inc.	-10.3%
2.	North Fork Bancorporation, Inc.	-8.5%
3.	Greater Bay Bancorp	-5.9%
4.	Wainwright Bank & Trust Company	-5.8%
5.	MBNA Corporation	-5.3%
6.	Texas Reginal Bancshares, Inc.	-5.2%
7.	American Equity Investment Life Holding Company	-4.5%
8.	Southern Community Financial Corporation	-3.9%
9.	SunTrust Banks, Inc.	-3.1%
10.	JPMorgan Chase & Co.	-3.0%

Portfolio Changes

Securities added during the 3rd quarter 2005	Securities sold during the 3rd quarter 2005

Brooke Corporation	Columbia Bancorp
Commercial Bankshares Incorporated	Online Resources Corporation
First Security Group Inc.	Partners Trust Financial Group, Inc.
IBERIABANK Corporation	Synovus Financial Corporation
Vineyard National Bancorp Company

E	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

F	Securities held for the entire quarter.

Semi-Annual Report to Shareholders

Portfolio of Investments

Financial Services Fund

September 30, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 94.8%
Energy — 2.8%
Oil and Gas (Exploration and Production) — 2.8%
EnCana Corp.	32	$1,866

Financials — 89.5%
Banks — 44.0%
Bancorp Rhode Island, Inc.	20	733
BB&T Corporation	25	976
Cascade Bancorp	60	1,253
Cascade Financial Corporation	50	913
Commerce Bancshares, Inc.	35	1,802
Cullen/Frost Bankers, Inc.	30	1,480
Fidelity Bankshares, Inc.	40	1,222
First Community Bancorp	13	598
First Financial Bankshares, Inc.	20	697
First State Bancorporation	70	1,483
Glacier Bancorp, Inc.	63	1,929
Greater Bay Bancorp	40	986
Harbor Florida Bancshares, Inc.	40	1,451
IBERIABANK Corporation	25	1,329
Mercantile Bankshares Corporation	25	1,347
Mid-State Bancshares	35	963
North Fork Bancorporation, Inc.	70	1,785
Northrim BanCorp Inc.	40	1,002
Sound Federal Bancorp, Inc.	40	668
Summit Bank Corporation	59	870
SunTrust Banks, Inc.	20	1,389
TCF Financial Corporation	50	1,337
Texas Regional Bancshares, Inc.	50	1,439
The Bank Holdings	5	100	A
The Bank Holdings — warrants	1	9	A
Wainwright Bank & Trust Company	92	959
Western Sierra Bancorp	30	1,033	A

		29,753

Commercial Banks — 14.8%
Amegy Bancorporation, Inc.	38	860
AmericanWest Bancorporation	50	1,156	A

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Financial Services Fund — Continued

	Shares/Par	Value

Financials — Continued
Commercial Banks — Continued
Commercial Bankshares Incorporated	20	$752
Community Capital Bancshares, Inc.	40	488
First Capital Bancorp, Inc.	70	1,753	A
First Keystone Corporation	34	749
First Security Group Inc.	25	246	A
First State Financial Corporation	15	213	A
Gateway Financial Holdings Inc.	31	563
GB&T Bancshares, Inc.	4	85
Gold Banc Corporation, Inc.	50	745
Leesport Financial Corporation	2	46
Riverview Bancorp, Inc.	51	1,069
Southern Community Financial Corporation	35	321
Sussex Bancorp	15	215
TD Banknorth, Inc.	25	738

		9,999

Diversified Financial Services — 5.6%
Financial Federal Corporation	15	597
J.P. Morgan Chase & Co.	28	950
MBNA Corporation	35	862
SLM Corporation	25	1,341

		3,750

Insurance — 21.4%
American Equity Investment Life Holding Company	100	1,135
AmerUs Group Co.	25	1,434
Assurant, Inc.	35	1,332
Brooke Corporation	35	488
Brown & Brown, Inc.	31	1,540
Hilb, Rogal and Hamilton Company	30	1,120
Lincoln National Corporation	25	1,300
Old Republic International Corporation	55	1,467
Philadelphia Consolidated Holding Corp.	15	1,274	A
RLI Corp.	37	1,712
StanCorp Financial Group, Inc.	20	1,684

		14,486

Semi-Annual Report to Shareholders

	Shares/Par	Value

Financials — Continued
Savings and Loan Companies — 2.2%
United Financial Corp.	23	$579
Willow Grove Bancorp, Inc.	60	939

		1,518

Thrifts and Mortgage Finance — 1.5%
Sovereign Bancorp, Inc.	45	992

Information Technology — 2.5%
Commercial Services and Supplies — 2.5%
Fiserv, Inc.	37	1,697	A

Total Common Stock and Equity Interests (Identified Cost — $43,955)		64,061

Repurchase Agreements — 5.4%
Bank of America
3.78%, dated 9/30/05, to be repurchased at $1,837 on 10/3/05 (Collateral: $1,945 Freddie Mac notes, 4%, due 6/12/13, value $1,880)	$1,836	1,836
Goldman Sachs & Company
3.71%, dated 9/30/05, to be repurchased at $1,837 on 10/3/05 (Collateral: $1,831 Fannie Mae notes, 6%, due 4/1/35, value $1,875)	1,837	1,837

Total Repurchase Agreements (Identified Cost — $3,673)		3,673

Total Investments — 100.2% (Identified Cost — $47,628)		67,734
Other Assets Less Liabilities — (0.2)%		(123)

Net Assets — 100%		$67,611

A	Non-income producing.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Financial Services Fund

September 30, 2005 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost — $43,955)		$64,061
Short-term securities at value (Identified Cost — $3,673)		3,673
Receivable for fund shares sold		15
Dividends and interest receivable		51

		67,800

Liabilities:
Payable for fund shares repurchased	$64
Accrued management fee	40
Accrued distribution and service fees	50
Accrued expenses	35

		189

Net Assets		$67,611

Net assets consist of:

Accumulated paid-in-capital applicable to:
3,702 Primary Class shares outstanding		$36,321
681 Financial Intermediary Class shares outstanding		6,271
Accumulated net investment loss		(132)
Undistributed net realized gain on investments		5,045
Unrealized appreciation of investments		20,106

Net Assets		$67,611

Net Asset Value Per Share:
Primary Class		$15.28

Financial Intermediary Class		$16.22

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Financial Services Fund

For the Six Months Ended September 30, 2005 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends	$548	A
Interest	45

Total income			$593

Expenses:
Management fees	337

Distribution and service fees:
Primary Class	281
Financial Intermediary Class	14
Audit and legal fees	21
Custodian fees	17
Directors’ fees and expenses	9
Registration fees	18
Reports to shareholders	23

Transfer agent and shareholder servicing expense:
Primary Class	17
Financial Intermediary Class	3
Other expenses	15

	755
Less fees waived	(38)

Total expenses, net of waivers			717

Net Investment Loss			(124)

Net Realized and Unrealized Gain on Investments:
Realized gain on investments	5,048
Change in unrealized appreciation of investments	50

Net Realized and Unrealized Gain on Investments			5,098

Change in Net Assets Resulting From Operations			$4,974

A	Net of foreign taxes withheld of $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Financial Services Fund

(Amounts in Thousands)

	For the
	Six Months	For the
	Ended	Year Ended
	9/30/05	3/31/05

	(Unaudited)

Change in Net Assets:
Net investment loss	$(124)	$(256)
Net realized gain on investments	5,048	7,735
Change in unrealized appreciation/(depreciation) of investments	50	(2,951)

Change in net assets resulting from operations	4,974	4,528

Distributions to shareholders:

From net realized gain on investments:
Primary Class	(458)	(7,893)
Financial Intermediary Class	(86)	(1,550)

Change in net assets from Fund share transactions:
Primary Class	(3,241)	2,972
Financial Intermediary Class	(862)	36

Change in net assets	327	(1,907)

Net Assets:
Beginning of period	67,284	69,191

End of period	$67,611	$67,284

Undistributed net investment loss	$(132)	$(8)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Financial Services Fund

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended		Years Ended March 31,
	September 30,
	2005		2005		2004		2003		2002		2001

	(Unaudited)
Net asset value, beginning of period	$14.32		$15.44		$11.20		$12.51		$11.02		$9.18

Investment operations:
Net investment loss	(.04	)A	(.07	)A	(.08	)A	(.08	)A	(.09	)A	(.05	)A
Net realized and unrealized gain/(loss) on investments	1.12		1.10		4.58		(1.23)		1.58		1.89

Total from investment operations	1.08		1.03		4.50		(1.31)		1.49		1.84

Distributions:
From net realized gain on investments	(.12)		(2.15)		(.26)		—		—		—

Total distributions	(.12)		(2.15)		(.26)		—		—		—

Net asset value, end of period	$15.28		$14.32		$15.44		$11.20		$12.51		$11.02

Ratios/supplemental data:
Total return	7.57	%B	6.89%		40.27%		(10.47)%		13.52%		20.04%
Expenses to average net assets	2.25	%A,C	2.25	%A	2.25	%A	2.25	%A	2.25	%A	2.25	%A
Net investment loss to average net assets	(.49	)%A,C	(.50	)%A	(.58	)%A	(.64	)%A	(.69	)%A	(.55	)%A
Portfolio turnover rate	11.0	%B	28.3%		29.6%		38.2%		28.9%		37.2%
Net assets, end of period (in thousands)	$56,562		$56,139		$57,398		$40,367		$45,473		$46,705

A	Net of fees waived by LMFA pursuant to a voluntary expense limitation of 2.25% through August 1, 2006. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended September 30, 2005, 2.36% and for the years ended March 31, 2005, 2.38%; 2004, 2.35%; 2003, 2.46%; 2002, 2.44%; and 2001, 2.71%.

B	Not annualized.

C	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights — Continued

Financial Intermediary Class (formerly Class A shares):

	Six Months
	Ended		Years Ended March 31,
	September 30,
	2005		2005		2004		2003		2002		2001

	(Unaudited)
Net asset value, beginning of period	$15.14		$16.10		$11.58		$12.84		$11.22		$9.28

Investment operations:
Net investment income	.04	D	.04	D	.03	D	.01	D	.02	D	.03	D
Net realized and unrealized gain/(loss) on investments	1.16		1.15		4.75		(1.27)		1.60		1.91

Total from investment operations	1.20		1.19		4.78		(1.26)		1.62		1.94

Distributions:
From net realized gain on investments	(.12)		(2.15)		(.26)		—		—		—

Total distributions	(.12)		(2.15)		(.26)		—		—		—

Net asset value, end of period	$16.22		$15.14		$16.10		$11.58		$12.84		$11.22

Ratios/supplemental data:
Total return	7.96	%B	7.65%		41.37	%E	(9.81	)%E	14.44	%E	20.91	%E
Expenses to average net assets	1.50	%C,D	1.50	%D	1.50	%D	1.50	%D	1.50	%D	1.50	%D
Net investment income to average net assets	.26	%C,D	.24	%D	.17	%D	.12	%D	.07	%D	.21	%D
Portfolio turnover rate	11.0	%B	28.3%		29.6%		38.2%		28.9%		37.2%
Net assets, end of period (in thousands)	$11,049		$11,145		$11,793		$9,154		$9,960		$9,594

D	Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.50% through August 1, 2006. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended September 30, 2005, 1.60% and for the years ended March 31, 2005,1.59%; 2004, 1.55%; 2003, 1.65%; 2002, 1.64%; and 2001, 1.91%.

E	Excluding sales charge applicable to Class A shares. Sales charges were eliminated beginning July 31, 2004.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

U.S. Small-Capitalization Value Trust

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2005, and held through September 30, 2005.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	4/1/05	9/30/05	4/1/05 to 9/30/05

Primary Class
Actual	$1,000.00	$1,054.80	$10.30
Hypothetical (5% return before expenses)	1,000.00	1,015.04	10.10
Institutional Class
Actual	$1,000.00	$1,059.90	$4.80
Hypothetical (5% return before expenses)	1,000.00	1,020.41	4.71

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 2.00% and 0.93% for the Primary Class and Institutional Class respectively, multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

U.S. Small-Capitalization Value Trust

   The graphs on the following pages compare the Fund’s total returns to that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+15.02%	+15.02%
Five Years	+112.18%	+16.24%
Life of Class*	+75.40%	+8.01%
* Inception date: June 15, 1998

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning May 31, 1998.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended September 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+16.39%	+16.39%
Five Years	+123.17%	+17.42%
Life of Class*	+90.54%	+9.26%
* Inception date: June 19, 1998

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning June 30, 1998.

Semi-Annual Report to Shareholders

Portfolio Composition (As of September 30, 2005)C

(As a percentage of the portfolio)

Top Ten Holdings (As of September 30, 2005)

% of
Security	Net Assets

AmerUs Group Co.	1.5%
IndyMac Bancorp, Inc.	1.5%
The Commerce Group, Inc.	1.3%
Stone Energy Corporation	1.3%
UICI	1.2%
Hudson United Bancorp	1.2%
SkyWest, Inc.	1.2%
WPS Resources Corporation	1.1%
Borders Group, Inc.	1.1%
The Houston Exploration Company	1.1%

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Semi-Annual Report to Shareholders

Performance Information D — Continued

Selected Portfolio Performance E

Srongest performers for 3rd quarter 2005F

1.	Correctional Services Corporation	+108.1%
2.	SkyWest, Inc.	+47.7%
3.	Encore Acquisition Company	+42.1%
4.	Encore Wire Corporation	+40.3%
5.	Universal Forest Products, Inc.	+38.3%
6.	Building Materials Holding Corporation	+34.8%
7.	Worthington Industries, Inc.	+34.3%
8.	Silicon Storage Technology, Inc.	+33.8%
9.	Applix, Inc.	+32.1%
10.	Westaff, Inc.	+31.4%

Weakest performers for 3rd quarter 2005F

1.	Dana Corporation	-36.8%
2.	Russell Corporation	-31.2%
3.	Point.360	-29.1%
4.	Spectrum Brands, Inc.	-28.6%
5.	Schweitzer-Mauduit International, Inc.	-27.8%
6.	Finlay Enterprises, Inc.	-27.5%
7.	R & B, Inc.	-27.0%
8.	Axcelis Technologies, Inc.	-23.9%
9.	TransMontaigne Inc.	-23.9%
10.	ACE Cash Express, Inc.	-23.7%

D	Portfolio changes are not reported for U.S. Small-Cap due to the Fund’s high volume of trading.

E	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

F	Securities held for the entire quarter.

Semi-Annual Report to Shareholders

Portfolio of Investments

U.S. Small-Capitalization Value Trust

September 30, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 98.7%
Auto and Transportation — 6.8%
Aftermarket Technology Corp.	39	$710	A
Alamo Group Inc.	8	167
American Axle & Manufacturing Holdings, Inc.	74	1,708
ArvinMeritor, Inc.	141	2,361
Asbury Automotive Group Inc.	48	818	A
Bandag, Incorporated	16	694	A
Bandag, Incorporated — Class A	12	431	A
Cooper Tire & Rubber Company	19	296
Covenant Transport, Inc.	6	73	A
Dana Corporation	117	1,098
Dura Automotive Systems, Inc.	6	26	A
ExpressJet Holdings, Inc.	109	978	A
Featherlite, Inc.	11	38	A
Mesa Air Group Inc.	61	506	A
Monaco Coach Corporation	59	874
Navistar International Corporation	14	441	A
Offshore Logistics, Inc.	6	222	A
R & B, Inc.	11	117	A
Republic Airways Holdings Inc.	37	522	A
SCS Transportation, Inc.	19	299	A
SkyWest, Inc.	113	3,017
Stoneridge, Inc.	46	378	A
Superior Industries International, Inc.	35	753
Supreme Industries, Inc.	11	101
Swift Transportation Co., Inc.	33	582	A
TRW Automotive Holdings Corp.	6	179	A
U.S. Xpress Enterprises, Inc.	14	157	A
Werner Enterprises, Inc.	1	19

		17,565

Consumer Discretionary — 23.5%
American Greetings Corporation	89	2,441
Ashworth, Inc.	15	101	A
Benihana Inc.	8	143	A
BJ’s Wholesale Club, Inc.	65	1,815	A

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Consumer Discretionary — Continued
Blyth, Inc.	45	$1,005
Bob Evans Farms, Inc.	8	171
Books-A-Million, Inc.	10	88
Borders Group, Inc.	132	2,931
Brown Shoe Company, Inc.	37	1,211
Burlington Coat Factory Warehouse Corporation	60	2,298
Cadmus Communications Corporation	17	350
Carriage Services, Inc.	36	229	A
CBRL Group, Inc.	1	44
Champps Entertainment, Inc.	23	160	A
Charming Shoppes, Inc.	44	475	A
Chromcraft Revington, Inc.	11	149	A
Claire’s Stores, Inc.	17	408
Convergys Corporation	144	2,063	A
Corinthian Colleges Inc.	78	1,034	A
Correctional Services Corporation	9	55	A
CSS Industries, Inc.	22	715
Cycle Country Accessories Corp.	10	29	A
Department 56, Inc.	24	300	A
Dover Downs Gaming & Entertainment, Inc.	6	83
Duratek, Inc.	12	226	A
EarthLink, Inc.	158	1,691	A
Ethan Allen Interiors Inc.	46	1,439
Exponent, Inc.	8	239	A
Finlay Enterprises, Inc.	18	164	A
Flexsteel Industries, Inc.	11	170
Fresh Brands, Inc.	4	28	A
Frisch’s Restaurants, Inc.	6	143
Furniture Brands International, Inc.	106	1,904
Genesco Inc.	38	1,426	A
Global Imaging Systems, Inc.	1	20	A
Gray Television Inc.	18	185
Group 1 Automotive, Inc.	47	1,286	A
Handleman Company	46	577
Hastings Entertainment, Inc.	21	123	A
Haverty Furniture Companies, Inc.	5	64

Semi-Annual Report to Shareholders

	Shares/Par	Value

Consumer Discretionary — Continued
IKON Office Solutions, Inc.	193	$1,924
Jack in the Box Inc.	64	1,923	A
JAKKS Pacific, Inc.	35	560	A
Journal Register Company	45	725
K-Swiss Inc.	14	405
Kellwood Company	46	1,176
Kenneth Cole Productions, Inc.	11	287
Koss Corporation	2	42
La-Z-Boy Incorporated	93	1,231
Landry’s Restaurants, Inc.	7	208
Lazare Kaplan International Inc.	6	61	A
Libbey Inc.	15	223
Linens ’n Things, Inc.	7	182	A
Lithia Motors, Inc.	22	626
Mity Enterprises, Inc.	5	84	A
Movie Gallery, Inc.	30	313
Navigant International, Inc.	31	381	A
Opinion Research Corporation	5	32	A
P & F Industries, Inc.	1	17	A
Papa John’s International, Inc.	30	1,494	A
PC Connection, Inc.	35	193	A
PDI, Inc.	29	450	A
PETCO Animal Supplies, Inc.	29	607
Point.360	10	22	A
Pre-Paid Legal Services, Inc.	12	457
Q.E.P. Co., Inc.	3	29	A
Rent-A-Center, Inc.	48	935	A
REX Stores Corporation	22	306	A
Russell Corporation	66	925
Ryan’s Restaurant Group Inc.	85	987	A
School Specialty, Inc.	21	1,015	A
ShopKo Stores, Inc.	60	1,523	A
Sonic Automotive, Inc.	59	1,304
Spectrum Brands, Inc.	18	412	A
Stage Stores, Inc.	55	1,471
Stanley Furniture Company, Inc.	16	429

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Consumer Discretionary — Continued
StarTek, Inc.	29	$385
Strattec Security Corporation	7	353	A
Tandy Brands Accessories, Inc.	11	125’
Tech Data Corporation	25	907	A
Tempur-Pedic International Inc.	37	442	A
The Bon-Ton Stores, Inc.	18	340
The Timberland Company	7	236	A
Tupperware Corporation	78	1,765
United Auto Group, Inc.	57	1,890
Vertrue Incorporated	15	560	A
Volt Information Sciences, Inc.	11	217	A
Waste Industries USA, Inc.	24	318
Water Pik Technologies, Inc.	19	386	A
Westaff, Inc.	21	96	A
Zale Corporation	82	2,240	A

		61,202

Consumer Staples — 3.6%
Alliance One International, Inc.	62	220
Chiquita Brands International, Inc.	73	2,046
Del Monte Foods Company	41	436	A
Ingles Markets, Incorporated	1	22
NBTY, Inc.	51	1,206	A
Ruddick Corporation	84	1,943
Sanderson Farms, Inc.	11	401
Schweitzer-Mauduit International, Inc.	30	665
Smart & Final Inc.	35	450	A
Universal Corporation	52	2,004
Weider Nutrition International, Inc.	11	57	A

		9,450

Energy — 4.3%
Cimarex Energy Co.	46	2,076	A
Encore Aquisition Company	36	1,399	A
EnergySouth, Inc.	6	173
Forest Oil Corporation	4	229	A

Semi-Annual Report to Shareholders

	Shares/Par	Value

Energy — Continued
GrafTech International Ltd.	51	$277	A
NewMarket Corporation	22	381	A
Stone Energy Corporation	54	3,266	A
The Houston Exploration Company	41	2,771	A
TransMontaigne Inc.	75	595	A

		11,167

Financials — 35.8%
21st Century Insurance Group	65	1,042
ABC Bancorp	18	339
ACE Cash Express, Inc.	18	345	A
Advanta Corp.	15	383
Alfa Corporation	49	818
Allmerica Financial Corporation	23	954	A
American Financial Group, Inc.	52	1,768
American National Bankshares Inc.	10	225
AmerUs Group Co.	69	3,959
Anchor BanCorp Wisconsin, Inc.	41	1,194
Argonaut Group, Inc.	28	769	A
Arrow Financial Corporation	4	119
BancFirst Corporation	9	767
BancorpSouth, Inc.	47	1,083
California First National Bancorp	10	125
Camden National Corporation	12	448
Capital Title Group, Inc.	4	30
Cash America International, Inc.	30	627
Ceres Group, Inc.	69	389	A
Chemical Financial Corporation	40	1,315
Chittenden Corporation	7	172
CNA Surety Corporation	45	633	A
Columbia Banking System, Inc.	24	627
Community Bank System, Inc.	31	692
Community Trust Bancorp, Inc.	25	797
Corus Bankshares, Inc.	36	1,985
Delphi Financial Group, Inc.	41	1,907
Deluxe Corporation	65	2,626

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Financials — Continued
Direct General Corporation	40	$795
Donegal Group Inc. — Class A	6	120
Donegal Group Inc. — Class B	3	48
Downey Financial Corp.	39	2,375
FBL Financial Group, Inc.	56	1,668
First Bancorp	1	27
First Commonwealth Financial Corporation	21	279
First Community Bancshares, Inc.	6	182
First Financial Corporation	0	5
First Financial Holdings, Inc.	19	581
First Financial Service Corporation	5	144
First M&F Corporation	5	191
First Mutual Bancshares, Inc.	6	154
First Place Financial Corp.	4	97
First United Corporation	8	163
Firstbank Corporation	1	28
FirstFed Financial Corp.	26	1,404	A
Flagstar Bancorp, Inc.	42	681
Flushing Financial Corporation	32	530
FNB Corp.	7	129
FNB Corporation	12	332
FNB Financial Services Corporation	12	204
Fremont General Corporation	107	2,334
German American Bancorp	7	93
Great American Financial Resources, Inc.	39	774
Greater Bay Bancorp	13	330
Greene County Bancshares, Inc.	0	9
Harleysville Group Inc.	14	346
Harrington West Financial Group, Inc.	8	130
Hilb, Rogal and Hamilton Company	31	1,153
HMN Financial, Inc.	6	188
Hudson United Bancorp	71	3,018
IBERIABANK Corporation	6	312
IndyMac Bancorp, Inc.	97	3,835
Infinity Property & Casualty Corporation	40	1,400
Integra Bank Corporation	5	102

Semi-Annual Report to Shareholders

	Shares/Par	Value

Financials — Continued
International Bancshares Corporation	13	$379
Intersections Inc.	17	204	A
Irwin Financial Corporation	57	1,168
ITLA Capital Corporation	7	383	A
John H. Harland Company	50	2,238
Lakeland Financial Corporation	6	232
LandAmerica Financial Group, Inc.	31	2,030
MAF Bancorp, Inc.	28	1,139
MainSource Financial Group, Inc.	9	151
Meadowbrook Insurance Group, Inc.	48	267	A
Merchants Bancshares, Inc.	4	109
National Western Life Insurance Company	4	824	A
NBT Bancorp Inc.	20	480
NCO Group, Inc.	59	1,223	A
North Central Bancshares, Inc.	3	94
North Valley Bancorp	11	192
Northrim BanCorp Inc.	8	203
Nymagic, Inc.	3	83
Odyssey Re Holdings Corp.	101	2,574
Ohio Casualty Corporation	55	1,496
Old Point Financial Corporation	2	49
Oriental Financial Group Inc.	26	313
PAB Bankshares, Inc.	14	214
Parkvale Financial Corporation	9	237
PennFed Financial Services, Inc.	1	24
Penns Woods Bancorp, Inc.	4	175
Peoples Bancorp Inc.	19	525
PFF Bancorp, Inc.	27	813
Piper Jaffray Companies, Inc.	24	714	A
Presidential Life Corporation	33	598
Provident Bankshares Corporation	24	841
Raymond James Financial, Inc.	10	318
Renasant Corporation	15	472
Republic Bancorp, Inc.	108	1,527
Republic First Bancorp, Inc.	12	149	A
S&T Bancorp, Inc.	8	302

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Financials — Continued
Safety Insurance Group, Inc.	27	$947
Sierra Bancorp	6	142
Simmons First National Corporation	8	240
Southwest Bancorp, Inc.	11	233
StanCorp Financial Group, Inc.	7	589
Sterling Financial Corporation	23	516
Stewart Information Services Corporation	29	1,459
Taylor Capital Group, Inc.	6	210
Texas United Bancshares, Inc.	3	67
The Commerce Group, Inc.	57	3,284
The Navigators Group, Inc.	22	839	A
Timberland Bancorp, Inc.	6	148
Triad Guaranty Inc.	20	783	A
TriCo Bancshares	14	292
Trustmark Corporation	63	1,763
UICI	84	3,031
Unico American Corporation	5	48	A
United Bankshares, Inc.	18	626
United Community Financial Corp.	24	267
United Fire & Casualty Company	7	293
United Rentals, Inc.	27	532	A
United Security Bancshares, Inc.	6	159
Washington Banking Company	5	87
Washington Federal, Inc.	24	537
West Coast Bancorp	13	325
Westcorp	31	1,810
World Acceptance Corporation	23	572	A
WSFS Financial Corporation	4	236
Yadkin Valley Bank and Trust Company	6	84

		93,158

Health Care — 2.8%
America Service Group Inc.	15	245	A
American Equity Investment Life Holding Company	47	538
AMERIGROUP Corporation	19	354
Apria Healthcare Group Inc.	79	2,521	A

Semi-Annual Report to Shareholders

	Shares/Par	Value

Health Care — Continued
Atrion Corporation	2	$117
CONMED Corporation	4	98	A
Magellan Health Services, Inc.	42	1,490	A
Molina Healthcare Inc.	31	775	A
National Home Health Care Corp.	12	134
Odyssey Healthcare, Inc.	59	1,001	A

		7,273

Information Technology — 4.6%
Catalyst Semiconductor, Inc.	3	13	A
Catapult Communications Corporation	17	310	A
Cherokee International Corporation	5	16	A
Corillian Corporation	77	246	A
CyberOptics Corporation	5	64	A
Ditech Communications Corporation	42	280	A
Dynamics Research Corporation	12	198	A
En Pointe Technologies, Inc.	2	7	A
ePlus inc	4	47	A
Hi-Shear Technology Corporation	3	8	A
Hutchinson Technology Incorporated	25	643	A
Innodata Isogen, Inc.	32	81	A
InterVideo Inc.	21	208	A
Journal Communications, Inc.	13	189
Magma Design Automation, Inc.	20	164	A
OmniVision Technologies, Inc.	81	1,018	A
Overland Storage, Inc.	6	48	A
Pervasive Software Inc.	6	23	A
Pomeroy IT Solutions, Inc.	16	185	A
QAD Inc.	8	67
Sensient Technologies Corporation	84	1,598
Silicon Storage Technology, Inc.	23	124	A
Staktek Holdings Inc.	52	188	A
SYNNEX Corporation	35	593	A
TESSCO Technologies Incorporated	8	98	A
TSR, Inc.	7	37
TTM Technologies, Inc.	53	382	A

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Information Technology — Continued
United Industrial Corporation	20	$704
United Online, Inc.	117	1,622
Westell Technologies, Inc.	72	261	A
Western Digital Corporation	186	2,401	A
Wireless Telecom Group, Inc.	40	106

		11,929

Materials — 5.8%
Ameron International Corporation	15	673
Bluegreen Corporation	36	641	A
Building Materials Holding Corporation	24	2,199
Cytec Industries Inc.	4	160
Encore Wire Corporation	8	127	A
Ennis Business Forms, Inc.	2	29
Gibraltar Industries Inc.	38	877
Hercules Incorporated	139	1,694	A
Hines Horticulture, Inc.	22	82	A
Lennox International Inc.	17	474
Mod-Pac Corporation	2	26	A
NCI Building Systems, Inc.	14	563	A
Northwest Pipe Company	2	44	A
Olin Corporation	27	511
Paxar Corporation	7	123	A
PolyOne Corporation	119	721	A
Silgan Holdings Inc.	30	998
The Anderson’s Inc.	7	208
The Timken Company	12	367
Tredegar Corporation	25	328
United-Guardian, Inc.	2	18
Universal Forest Products, Inc.	29	1,651
Wheeling-Pittsburgh Corporation	19	314	A
Worthington Industries, Inc.	108	2,275

		15,103

Miscellaneous — 0.1%
Hawkins, Inc.	16	213

Semi-Annual Report to Shareholders

	Shares/Par	Value

Producer Durables — 4.0%
AGCO Corporation	117	$2,131	A
All American Semiconductor, Inc.	8	35	A
Axcelis Technologies, Inc.	107	556	A
Beazer Homes USA, Inc.	17	968
Briggs & Stratton Corporation	67	2,307
Craftmade International, Inc.	9	169
Dominion Homes, Inc.	4	64	A
Ducommun Incorporated	15	326	A
ElkCorp	26	934
Kennametal Inc.	5	240
Mesa Laboratories, Inc.	2	22
Orbital Sciences Corporation	70	870	A
Sigmatron International, Inc.	5	45	A
Standard Pacific Corp.	1	33
Standex International Corporation	25	658
Summa Industries	7	54
Superior Essex Inc.	10	186	A
Technology Research Corporation	8	29
Tektronix, Inc.	12	305
WCI Communities, Inc.	4	108	A
WesBanco, Inc.	15	402

		10,442

Technology — 1.0%
Applix, Inc.	6	35	A
Dataram Corporation	11	73
Intervoice, Inc.	42	377	A
Lecroy Corporation	13	189	A
MIVA, Inc.	40	240	A
SERENA Software, Inc.	45	905	A
Sigmatel Incorporated	44	891	A

		2,710

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Utilities — 6.4%
Atmos Energy Corporation	46	$1,291
Chesapeake Utilities Corporation	10	344
Commonwealth Telephone Enterprises, Inc.	13	475
CT Communications, Inc.	25	303
Duquesne Light Holdings Inc.	102	1,754
Green Mountain Power Corporation	1	20
HickoryTech Corporation	3	23
IDACORP, Inc.	31	919
InfoSpace, Inc.	17	410	A
New Jersey Resources Corporation	4	198
Nicor Inc.	10	403
Peoples Energy Corporation	61	2,418
Puget Energy, Inc.	26	608
South Jersey Industries, Inc.	34	997
TALK America Holdings, Inc.	54	513	A
The Laclede Group, Inc.	4	143
Vectren Corporation	4	125
WGL Holdings Inc.	81	2,593
WPS Resources Corporation	51	2,971

		16,508

Total Common Stock and Equity Interests (Identified Cost — $202,701)		256,720

Semi-Annual Report to Shareholders

	Shares/Par	Value

Repurchase Agreements — 1.7%
Bank of America
3.78%, dated 9/30/05, to be repurchased at $2,190 on 10/3/05 (Collateral: $2,210 Freddie Mac notes, 4.3%, due 5/5/08, value $2,235)	$2,190	$2,190
Goldman Sachs & Company
3.71%, dated 9/30/05, to be repurchased at $2,190 on 10/3/05 (Collateral: $2,184 Fannie Mae notes, 6%, due 4/1/35, value $2,235)	2,189	2,189

Total Repurchase Agreements (Identified Cost — $4,379)		4,379

Total Investments — 100.4% (Identified Cost — $207,080)		261,099
Other Assets Less Liabilities — (0.4)%		(949)

		$260,150

Net assets — 100%

A	Non-income producing.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

U.S. Small-Capitalization Value Trust

September 30, 2005 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $202,701)		$256,720
Short-term securities at value (Identified Cost – $4,379)		4,379
Receivable for fund shares sold		260
Dividend and interest receivable		281

		261,640

Liabilities:

Payable for:
Payable for fund shares repurchased	$677
Payable for securities purchased	371
Accrued management fee	170
Accrued distribution and service fees	192
Accrued expenses	80

		1,490

Net Assets		$260,150

Net assets consist of:

Accumulated paid-in-capital applicable to:
16,589 Primary Class shares outstanding		$174,618
1,475 Institutional Class shares outstanding		20,006
Accumulated net investment loss		(520)
Undistributed net realized gain on investments		12,027
Unrealized appreciation of investments		54,019

Net Assets		$260,150

Net Asset Value Per Share:
Primary Class		$14.29

Institutional Class		$15.60

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

U.S. Small-Capitalization Value Trust

For the Six Months Ended September 30, 2005 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends	$1,910
Interest	82

Total income		$1,992

Expenses:
Management fees	1,027
Distribution and service fees Primary Class	1,206
Audit and legal fees	24
Custodian fees	45
Directors’ fees and expenses	18
Registration fees	17
Reports to shareholders	46

Transfer agent and shareholder servicing expense:
Primary Class	103
Institutional Class	1
Other expenses	19

	2,506
Less fees waived	(4)

Total expenses, net of waivers		2,502

Net Investment Income/(Loss)		(510)

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain on investments	12,011
Change in unrealized appreciation of investments	2,200

Net Realized and Unrealized Gain on Investments		14,211

Change in Net Assets Resulting From Operations		$13,701

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

U.S. Small-Capitalization Value Trust

(Amounts in Thousands)

	For the	For the
	Six Months	Year
	Ended	Ended
	9/30/05	3/31/05

	(Unaudited)

Change in Net Assets:
Net investment loss	$(510)	$(818)
Net realized gain on investments	12,011	30,922
Change in unrealized appreciation/(depreciation) of investments	2,200	(7,166)

Change in net assets resulting from operations	13,701	22,938

Distributions to shareholders:

From net realized gain on investments:
Primary Class	(15,136)	(22,962)
Institutional Class	(858)	(1,094)

Change in net assets from Fund share transactions:
Primary Class	(3,163)	17,719
Institutional Class	8,538	3,765

Change in net assets	3,082	20,366

Net Assets:
Beginning of period	257,068	236,702

End of period	$260,150	$257,068

Undistributed net investment loss	$(520)	$(10)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

U.S. Small-Capitalization Value Trust

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended		Years Ended March 31,
	September 30,
	2005		2005	2004		2003		2002		2001

	(Unaudited)
Net asset value, beginning of period	$14.43		$14.52	$8.93		$11.73		$9.05		$7.45

Investment operations:
Net investment loss	(.03)		(.05)	(.07	)A	(.06	)A	(.06	)A	(.02	) A
Net realized and unrealized gain/(loss) on investments	.80		1.38	5.75		(2.74)		2.74		1.62

Total from investment operations	.77		1.33	5.68		(2.80)		2.68		1.60

Distributions:
From net realized gain on investments	(.91)		(1.42)	(.09)		—		—		—

Total distributions	(.91)		(1.42)	(.09)		—		—		—

Net asset value, end of period	$14.29		$14.43	$14.52		$8.93		$11.73		$9.05

Ratios/supplemental data:
Total return	5.48	%B	9.67%	63.71%		(23.87)%		29.61%		21.48%
Expenses to average net assets	2.00	%C	2.00%	2.00	%A	2.00	%A	2.00	%A	2.00	% A
Net investment income to average net assets	(.47	)%C	(.39)%	(.61	)% A	(.52	)% A	(.82	)% A	(.21	)% A
Portfolio turnover rate	16.9	%B	46.7%	44.3%		61.0%		32.1%		60.7%
Net assets, end of period (in thousands)	$237,140		$242,719	$226,351		$144,447		$182,201		$68,629

A	Net of fees waived by LMFA pursuant to a voluntary expense limitation of 2.00% of average daily net assets through August 1, 2006. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2004, 2.05%; 2003, 2.13%; 2002, 2.24%; and 2001, 2.46%.

B	Not annualized.

C	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights — Continued

Institutional Class:

	Six Months
	Ended		Years Ended March 31,
	September 30,
	2005		2005	2004	2003		2002		2001

	(Unaudited)
Net asset value, beginning of period	$15.59		$15.39	$9.36	$12.16		$9.30		$7.59

Investment operations:
Net investment income/(loss)	(.01)		.09	.05	.05B		(.02	) B	.02B
Net realized and unrealized gain/(loss) on investments	.93		1.53	6.07	(2.85)		2.88		1.69

Total from investment operations	.92		1.62	6.12	(2.80)		2.86		1.71

Distributions:
From net realized gain on investments	(.91)		(1.42)	(.09)	—		—		—

Total distributions	(.91)		(1.42)	(.09)	—		—		—

Net asset value, end of period	$15.60		$15.59	$15.39	$9.36		$12.16		$9.30

Ratios/supplemental data:
Total return	5.99	%B	11.06%	65.49%	(23.03)%		30.75%		22.53%
Expenses to average net assets	.93	%C	.93%	.98%	1.00	% D	1.00	% D	1.00	% D
Net investment income to average net assets	.60	%C	.69%	.41%	.50	%D	.18	%D	.82	% D
Portfolio turnover rate	16.9	%B	46.7%	44.3%	61.0%		32.1%		60.7%
Net assets, end of period (in thousands)	$23,010		$14,349	$10,351	$5,589		$5,529		$711

D	Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.00% of average daily net assets through August 1, 2006. If no fees had been waived by the adviser, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2003, 1.05%; 2002, 1.20%; and 2001, 1.43%.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Investors Trust, Inc.
(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

   The Legg Mason Investors Trust, Inc. (“Corporation”), consisting of American Leading Companies Trust (“American Leading Companies”), Balanced Trust (“Balanced Trust”), Financial Services Fund (“Financial Services”) and U.S. Small-Capitalization Value Trust (“U.S. Small-Cap”) (each a “Fund”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.
   Each Fund offers Primary Class and Institutional Class shares. The Institutional Class of Financial Services is not currently active. American Leading Companies, Balanced Trust and Financial Services also offer an additional class of shares: Financial Intermediary Class. The Financial Intermediary Class of American Leading Companies is not currently active. The Financial Intermediary Class of Financial Services was formerly known as Class A. The income and expenses of the Funds are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

   Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
   Each Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. A Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2005, there were no fair valued securities for any of the Funds.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Investors Trust, Inc. — Continued

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.
   For the six months ended September 30, 2005, investment transactions (excluding short-term investments and U.S. government securities) were:

	Purchases	Proceeds From Sales

American Leading Companies	$63,720	$51,396
Balanced Trust	8,334	12,001
Financial Services	7,050	11,864
U.S. Small-Cap	43,065	54,351

   Transactions in U.S. government securities for Balanced Trust were purchases of $1,506 and proceeds from sales of $4,278. There were no transactions in U.S. government securities for the other Funds.

Foreign Currency Translation

   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

   The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Funds’ investment advisers review the value of the collateral and

Semi-Annual Report to Shareholders

the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Compensating Balance Credits

   The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Funds’ cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the six months ended September 30, 2005, Balanced Trust earned less than $1 in compensating balance credits. There were no compensating balance credits earned by American Leading Companies, Financial Services or U.S. Small-Cap.

Commission Recapture

   American Leading Companies has entered into a directed brokerage agreement with State Street Bank. Under the agreement, State Street Bank will rebate to the Fund a percentage of commissions generated by the Fund. During the six months ended September 30, 2005, no commissions were recaptured.

Investment Income and Distributions to Shareholders

   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually for American Leading Companies, Financial Services and U.S. Small-Cap, and quarterly for Balanced Trust. Distributions from net realized gains, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements.

Other

   In the normal course of business, the Funds enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against that Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Investors Trust, Inc. — Continued

differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains and gains on foreign currency transactions are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2005.
   The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. Unused capital loss carryforwards for federal income tax purposes at March 31, 2005 for American Leading Companies were: $4,042 and $5,236, expiring in 2011 and 2012 respectively. There were no capital loss carryforwards for Balanced Trust, Financial Services and U.S. Small-Cap at March 31, 2005.

3. Transactions With Affiliates:

   American Leading Companies has an investment advisory and management agreement with Legg Mason Capital Management, Inc. (“LMCM”). Pursuant to the agreement, LMCM provides American Leading Companies with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of the Fund’s average daily net assets.
   On April 1, 2005, Legg Mason Capital Management, Inc. LMCM replaced Legg Mason Funds Management, Inc. (“LMFM”) as Investment Manager of American Leading Companies. LMCM and LMFM are both wholly owned subsidiaries of Legg Mason, Inc. and the advisory personnel who managed the Fund as employees of LMFM continue to do so as employees of LMCM. The compensation arrangements between the Fund and LMCM are identical to the previous arrangements between the Fund and LMFM.
   Balanced Trust, Financial Services and U.S. Small-Cap have management agreements with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to their respective agreements, LMFA provides these Funds with management and administrative services for which these Funds pay a fee, computed daily and payable monthly, at an annual rate of each Fund’s average daily net assets.
   LMCM and LMFA have voluntarily agreed to waive their fees in any month to the extent a Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates of that Fund’s average daily net assets until August 1,

Semi-Annual Report to Shareholders

2006. The following charts summarize the management fees and expense limitations for each of the Funds:

Management Fees

	Management
Fund	Fee	Asset Breakpoint

American Leading Companies	0.75%	$0 – $1 billion
	0.65%	in excess of $1 billion
Balanced Trust	0.75%	all asset levels
Financial Services	1.00%	$0 – $100 million
	0.75%	$100 million – $1 billion
	0.65%	in excess of $1 billion
U.S. Small-Cap	0.85%	$0 – $100 million
	0.75%	$100 million – $1 billion
	0.65%	in excess of $1 billion

Expense Limitations

		Financial
		Intermediary	Institutional
Fund	Primary Class	Class	Class

American Leading Companies	1.95%	N/A	0.95%
Balanced Trust	1.85%	1.35%	1.10%
Financial Services	2.25%	1.50%	N/A
U.S. Small-Cap	2.00%	N/A	1.00%

   Barrett Associates, Inc. (“Barrett”), formerly Gray, Seifert & Co., Inc., serves as investment adviser to Financial Services. Barrett is responsible for the actual investment activity of the Fund. LMFA pays Barrett a fee for its services, computed daily and payable monthly, at an annual rate of 60% of the fee received by LMFA.

   Bartlett & Co. (“Bartlett”) serves as investment adviser to Balanced Trust. Bartlett is responsible for the actual investment activity of the Fund. LMFA pays Bartlett a fee for its services, computed daily and payable monthly, at an annual rate equal to 66  2/3% of the fee received by LMFA.
   Brandywine Asset Management, LLC (“Brandywine”) serves as investment adviser to U.S. Small-Cap. Brandywine is responsible for the actual investment activity of the Fund. LMFA pays Brandywine a fee for its services, computed daily and payable monthly, at an annual rate equal to 58.8% of the fee received by LMFA.

N/A — Not applicable.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Investors Trust, Inc. — Continued

   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund’s Primary Class’s (and with respect to Financial Services and Balanced Trust, Financial Intermediary Class’s) average daily net assets, computed daily and payable monthly as follows:

			Six Months Ended
			September 30, 2005

			Distribution and
	Distribution	Service	Service Fees
Fund	Fee	Fee	Voluntarily Waived

American Leading Companies
Primary Class	0.75%	0.25%	$—
Balanced Trust
Primary Class	0.50%	0.25%	34
Financial Intermediary Class	N/A	0.25%	13
Financial Services
Primary Class	0.75%	0.25%	32
Financial Intermediary Class	N/A	0.25%	6
U.S. Small-Cap
Primary Class	0.75%	0.25%	4

   For the six months ended September 30, 2005, no brokerage commissions were paid to Legg Mason or its affiliates by American Leading Companies, Balanced Trust, Financial Services, or U.S. Small-Cap.

   LMFA serves as administrator to American Leading Companies under an administrative services agreement with LMCM. For LMFA’s services to American Leading Companies, LMCM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, of 0.05% of the average daily net assets of the Fund.
   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Funds’ transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS the following amounts during the six months ended September 30, 2005: American Leading Companies, $61; Balanced Trust, $8; Financial Services, $6; and U.S. Small-Cap, $26.
   LMCM, LMFA, Barrett, Bartlett, Brandywine, Legg Mason, and LMFS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.

Semi-Annual Report to Shareholders

4. Line of Credit:

   The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Funds made no borrowings under the Credit Agreement during the six months ended September 30, 2005.

5. Fund Share Transactions:

   At September 30, 2005, there were 250,000, 375,000, 125,000, and 50,000 shares authorized at $.001 par value for the Primary Classes of American Leading Companies, Balanced Trust, Financial Services and U.S. Small-Cap, respectively. At September 30, 2005, there were 100,000, 125,000, 225,000 and 100,000 shares authorized at $.001 par value for the Financial Intermediary classes of American Leading Companies, Balanced Trust, Financial Services and U.S. Small-Cap, respectively. At September 30, 2005, there were 250,000, 125,000, 125,000 and 50,000 shares authorized at $.001 par value for the Institutional Classes of American Leading Companies, Balanced Trust, Financial Services and U.S. Small-Cap, respectively. Share transactions are detailed below:

	American Leading Companies Trust

	Primary Class		Institutional Class

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/05	3/31/05	9/30/05	3/31/05

Shares:
Sold	1,959	4,111	823	315
Reinvestment of Distributions	—	10	—	8
Repurchased	(2,484)	(3,667)	(157)	(204)

Net Change	(525)	454	666	119

Amount:
Sold	$43,690	$84,872	$19,080	$6,670
Reinvestment of Distributions	—	205	—	177
Repurchased	(56,037)	(74,742)	(3,660)	(4,252)

Net Change	$(12,347)	$10,335	$15,420	$2,595

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Investors Trust, Inc. — Continued

	Balanced Trust

			Financial
	Primary Class		Intermediary Class		Institutional Class

	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	9/30/05	3/31/05	9/30/05	3/31/05	9/30/05	3/31/05

Shares:
Sold	192	748	4	105	49	14
Reinvestment of Distributions	81	86	53	60	2	2
Repurchased	(476)	(1,003)	(145)	(200)	(6)	(5)

Net Change	(203)	(169)	(88)	(35)	45	11

Amount:
Sold	$2,163	$8,260	$41	$1,179	$550	$159
Reinvestment of Distributions	915	955	594	662	20	18
Repurchased	(5,374)	(11,061)	(1,649)	(2,202)	(71)	(54)

Net Change	$(2,295)	$(1,846)	$(1,014)	$(361)	$499	$123

Semi-Annual Report to Shareholders

	Financial Services Fund

			Financial
	Primary Class		Intermediary Class

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/05	3/31/05	9/30/05	3/31/05

Shares:
Sold	124	325	9	17
Reinvestment of Distributions	31	531	2	42
Repurchased	(374)	(652)	(66)	(56)

Net Change	(219)	204	(55)	3

Amount:
Sold	$1,826	$4,861	$133	$261
Reinvestment of Distributions	447	7,705	37	643
Repurchased	(5,514)	(9,594)	(1,032)	(868)

Net Change	$(3,241)	$2,972	$(862)	$36

	U.S. Small-Cap Value Trust

	Primary Class		Institutional Class

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/05	3/31/05	9/30/05	3/31/05

Shares:
Sold	905	2,509	664	342
Reinvestment of Distributions	1,034	1,585	55	71
Repurchased	(2,167)	(2,868)	(164)	(166)

Net Change	(228)	1,226	555	247

Amount:
Sold	$13,020	$35,707	$10,239	$5,200
Reinvestment of Distributions	14,771	22,470	858	1,094
Repurchased	(30,954)	(40,458)	(2,559)	(2,529)

Net Change	$(3,163)	$17,719	$8,538	$3,765

Semi-Annual Report to Shareholders

Change in Independent Registered Public Accounting Firm:

   On May 12, 2005, the Fund, by action of its Board of Directors, approved the engagement of PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ financial statements for the fiscal year ending March 31, 2006, effective upon the resignation of Ernst & Young LLP (“E&Y”).

   On June 6, 2005, E&Y resigned as the Funds’ independent registered public accounting firm. The reports of the financial statements audited by E&Y for the Funds for fiscal years ended December 31, 2004 and 2003, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. For the fiscal years 2003 and 2004, and through June 6, 2005, there were no disagreements between the Funds and E&Y on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements.

Semi-Annual Report to Shareholders

Glossary of Index Definitions

   Lehman Intermediate Government/ Credit Index — A total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and U.S. securities. The debt issues all maintain maturities within a range of 1 to 10 years.

   Lipper Balanced Fund Index — An index comprised of the 30 largest funds in the Lipper universe of 668 balanced funds.
   Lipper Financial Services Fund Index — An index comprised of the 10 largest funds in the Lipper universe of 122 financial services funds.
   Lipper Large-Cap Value Funds Index — An index comprised of the 30 largest funds in the Lipper universe of 471 large-cap value funds.
   Russell 2000 Index — An unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.
   S&P 500 Stock Composite Index — A market capitalization-weighted index, composed of 500 widely held common stocks, that is generally considered representative of the U.S. stock market.

Fund Information
Investment Managers

   For American Leading Companies Trust:

Legg Mason Capital Management, Inc.
Baltimore, MD

For Balanced Trust, Financial Services Fund, and U.S. Small-Cap Value Trust:

Legg Mason Fund Adviser, Inc.
Baltimore, MD

Investment Advisers

   For American Leading Companies Trust:

Legg Mason Capital Management, Inc.
Baltimore, MD

   For Balanced Trust:

Bartlett & Co.
Cincinnati, OH

   For Financial Services Fund:

Barrett Associates, Inc.
New York, NY

   For U.S. Small-Cap Value Trust:

Brandywine Asset Management, LLC
Wilmington, DE

Board of Directors

John F. Curley, Jr., Chairman Mark R. Fetting, President Dr. Ruby P. Hearn Arnold L. Lehman Robin J.W. Masters Dr. Jill E. McGovern Arthur S. Mehlman G. Peter O’Brien S. Ford Rowan Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Treasurer
Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Richard M. Wachterman, Secretary
Wm. Shane Hughes, Assistant Treasurer
Holly L. Hunter-Ceci, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services Braintree, MA

Custodian

State Street Bank & Trust Company Boston, MA

Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP Baltimore, MD

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust

Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust

Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust

Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio

Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust

Money Market Funds
Cash Reserve Trust
Tax Exempt Trust
U.S. Government Money Market Portfolio	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Funds use to determine how to vote proxies relating to each Fund’s portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Funds’ website at www.leggmasonfunds.com/aboutlmf.

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

For more information about the differences between the fund share classes included in this report, contact your financial adviser.

You should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. For a prospectus, which contains this and other information on any Legg Mason Funds, call your financial adviser, call 1-800-577-8589, or visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Wood Walker, Incorporated

P.O. Box 1476, Baltimore, MD 21203-1476
410-539-0000

LMF-013 (9/05)

Item 2. Code of Ethics.

     Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

     Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

     Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

     Not applicable.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
              Investment Companies.

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies
              and Affiliated Purchasers.

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     Not applicable.

Item 11. Controls and Procedures.

     (a)  The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding the required disclosures.

     (b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable for semi-annual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investors Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Investors Trust, Inc.
Date: November 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investors Trust, Inc.
Date: November 28, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Treasurer, Legg Mason Investors Trust, Inc.
Date: November 25, 2005